U.S. Income Taxes (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. Income Taxes [Abstract]
U.S. federal net operating loss carry forwards	$ 6,431,000	$ 6,333,000	$ 6,375,000
U.S. state and city net operating loss carry forwards, net of U.S. federal tax benefit	2,042,000	2,011,000	1,822,000
Total, Gross	8,473,000	8,344,000	8,197,000
Less: Valuation allowance	(8,473,000)	(8,344,000)	(8,197,000)
Total